Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 1,031	$ 968
Payroll-related accruals	438	391
Accrued charges	343	350
Income and other taxes	327	310
Accrued interest	253	215
Operating lease liabilities	134	117
Personal injury and other claims provisions	47	51
Environmental provisions	40	39	$ 41
Other postretirement benefits liability	10	12
Contract liabilities	5	13
Derivative instruments	0	64
Other	182	165
Total accounts payable and other	$ 2,810	$ 2,695